Pensions and Post-Employment Benefits - Summary of Significant Assumptions Used in the Determination of the Benefit Obligation (Detail) - Defined Benefit Obligation [Member]	Dec. 31, 2020	Dec. 31, 2019
Mexico [member]
Disclosure of defined benefit plans [line items]
Discount rates	7.80%	8.75%
Rate of return on plan assets	7.80%	8.75%
Rate of salary increases	4.50%	4.00%
United States [member]
Disclosure of defined benefit plans [line items]
Discount rates	2.60%	3.60%
Rate of return on plan assets	2.60%	3.60%
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rates	1.50%	2.10%
Rate of return on plan assets	1.50%	2.10%
Rate of salary increases	3.00%	3.00%
Top of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	9.00%	8.80%
Rate of return on plan assets	9.00%	8.80%
Rate of salary increases	6.80%	6.80%
Bottom of range [member] | Other countries [member]
Disclosure of defined benefit plans [line items]
Discount rates	0.20%	0.40%
Rate of return on plan assets	0.20%	0.40%
Rate of salary increases	2.30%	2.30%